                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                   Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON         MATURITY   VALUE
-------   ---------------------------------------------   ------------   --------   -------------
          MUNICIPAL BONDS 159.4%

          ALABAMA 2.9%
$ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A                                              5.875%  11/15/24   $   1,069,360
  5,000   Birmingham Baptist Med Ctr AL Spl Care Fac
          Fin Auth Rev (MBIA Insd)                               5.750   11/15/10       5,269,250
  4,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A              5.250   01/01/23       4,271,800
      4   Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svc Co Proj Rfdg                     6.950   01/01/20              71
                                                                                    -------------
                                                                                       10,610,481
                                                                                    -------------

          ARIZONA 2.2%
  5,250   Arizona Tourism & Sports Auth Tax Rev
          Multipurpose Stad Fac Ser A (MBIA Insd)                5.375   07/01/23       5,795,842
  2,280   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg (FSA
          Insd)                                                  7.250   07/15/10       2,356,380
                                                                                    -------------
                                                                                        8,152,222
                                                                                    -------------

          ARKANSAS 0.9%
  1,930   Arkansas St Cap Apprec College Svg                         *   06/01/16       1,227,383
  2,000   Arkansas St Dev Fin Auth Rev St Agy Fac
          Donaghey Plaza Proj (FSA Insd)                         5.000   06/01/34       2,095,180
                                                                                    -------------
                                                                                        3,322,563
                                                                                    -------------

          CALIFORNIA 17.1%
 10,000   California St (Prerefunded @ 03/01/10)
          (MBIA Insd) (a)                                        5.500   03/01/17      11,123,000
  3,000   California St Dept Wtr Res Ser A                       5.875   05/01/16       3,368,970
  5,000   California St Pub Wks Brd Dept Gen Svc Cap
          East End A (AMBAC Insd)                                5.125   12/01/21       5,320,050
  6,000   California St Pub Wks Brd Lease Rev Dept of
          Corrections St Prisons Ser A Rfdg (AMBAC
          Insd)                                                  5.250   12/01/13       6,679,080
  2,000   California St Pub Wks Brd Lease Rev Dept of
          Corrections St Prisons Ser A Rfdg (AMBAC
          Insd) (b)                                              5.000   12/01/19       2,171,600
  5,000   California St Rfdg                                     5.000   02/01/19       5,261,950
  2,000   Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser A (MBIA Insd)                        5.000   09/01/33       2,100,160
 30,000   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Ser A Rfdg                                             *   01/15/22      11,794,500
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Sr Lien Ser A (Prerefunded @ 01/01/07)             6.500   01/01/32       1,052,720
  1,000   Golden St, CA Tob Securitization Corp
          Settlement Rev Ser A (c)                               5.000   06/01/45       1,027,640
  3,350   Imperial Irr Dist CA Ctf Part Elec Sys Proj
          (FSA Insd) (a)                                         5.250   11/01/19       3,638,066
  5,500   Port Oakland, CA Ser L (AMT) (FGIC Insd)               5.000   11/01/32       5,664,835
  9,000   Riverside Cnty, CA Asset Leasing Corp
          Leasehold Rev Riverside Cnty Hosp Proj
          (MBIA Insd)                                                *   06/01/21       4,292,100
                                                                                    -------------
                                                                                       63,494,671
                                                                                    -------------

          COLORADO 3.1%

  4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser A
          (FSA Insd)                                             5.250   12/01/18       4,789,190
  4,290   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser C
          (Prerefunded 12/01/06) (MBIA Insd)                     5.750   12/01/08       4,540,879
  2,000   Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)               5.500   03/01/32       2,211,500
                                                                                    -------------
                                                                                       11,541,569
                                                                                    -------------

          CONNECTICUT 1.4%
  5,000   Connecticut St Ser C (FGIC Insd) (b)                   5.000   04/01/22       5,353,600
                                                                                    -------------

          DISTRICT OF COLUMBIA 1.4%
  5,000   Metropolitan Washington DC Arpt Auth Sys
          Ser A (AMT) (FGIC Insd)                                5.250   10/01/32       5,236,750
                                                                                    -------------

          FLORIDA 9.3%
  2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)            5.250   10/01/21       2,626,550
    570   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)                                                  5.950   07/01/20         575,136
  3,980   Jacksonville, FL Port Auth (AMT) (MBIA Insd)           5.700   11/01/30       4,308,350
  2,780   Jacksonville, FL Port Auth (Prerefunded @
          11/01/10) (AMT) (MBIA Insd)                            5.700   11/01/30       3,062,976
  5,000   Jea, FL Wtr & Swr Sys Rev Ser C                        5.000   10/01/41       5,055,950
 11,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd)                                 5.375   10/01/32      12,167,345
 10,000   Miami-Dade Cnty, FL Spl Oblig Cap Apprec &
          Inc Sub Ser A (MBIA Insd) (d)                        0/5.000   10/01/30       6,891,100
                                                                                    -------------
                                                                                       34,687,407
                                                                                    -------------

          GEORGIA 4.4%
  5,000   Georgia Muni Elec Auth Pwr Rev Ser B
          (Escrowed to Maturity) (FGIC Insd)                     5.700   01/01/19       5,800,800
  2,700   Marietta, GA Dev Auth Rev First Mtg Life
          College Ser B (FSA Insd) (a)                           5.375   09/01/09       2,759,373
  2,205   Municipal Elec Auth GA Comb Cycle Proj Ser
          A (MBIA Insd)                                          5.000   11/01/20       2,366,626
  4,995   Municipal Elec Auth GA Comb Turbine Proj
          Ser A (MBIA Insd)                                      5.250   11/01/20       5,443,601
                                                                                    -------------
                                                                                       16,370,400
                                                                                    -------------

          HAWAII 3.1%
 10,430   Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Inc Ser A (AMT) (MBIA Insd)           5.650   10/01/27      11,424,813
                                                                                    -------------

          ILLINOIS 10.5%
  6,000   Chicago, IL Lakefront Millenium Pkg Fac
          (MBIA Insd) (d)                                      0/5.750   01/01/29       6,308,820
  3,180   Illinois Hlth Fac Auth Rev Children's Mem
          Hosp (MBIA Insd)                                       6.250   08/15/13       3,638,079
  1,485   Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser A Rfdg (FSA Insd)                                  6.750   04/15/17       1,802,953
    825   Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser C (FSA Insd)                                       6.750   04/15/17       1,001,641
  1,000   Illinois Hlth Fac Auth Rev Highland Park
          Hosp Proj Ser A (Prerefunded @ 10/01/07)
          (MBIA Insd)                                            5.750   10/01/17       1,077,330
  2,070   Northern IL Univ Ctf Part Hoffman Estates
          Ctr Proj (FSA Insd)                                    5.400   09/01/16       2,295,506
  5,000   Regional Trans Auth IL Ser A (AMBAC Insd)              8.000   06/01/17       6,833,950
  5,005   Will Cnty, IL Cmnty Sch Dist (FGIC Insd)               5.000   01/01/23       5,307,752
 10,000   Will Cnty, IL Sch Dist No 122 Ser B Rfdg
          (FGIC Insd)                                            5.250   11/01/20      10,817,300
                                                                                    -------------
                                                                                       39,083,331
                                                                                    -------------

          KANSAS 2.1%
  3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd) (a)                                       5.250   10/01/20       3,717,091

  3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd) (a)                                       5.250   10/01/21       3,907,020
                                                                                    -------------
                                                                                        7,624,111
                                                                                    -------------

          KENTUCKY 0.2%
    500   Mount Sterling, KY Lease Rev KY League
          Cities Fdg Ser B                                       6.100   03/01/18         590,570
                                                                                    -------------

          LOUISIANA 7.1%
  5,000   Lafayette, LA Util Rev (MBIA Insd)                     5.250   11/01/21       5,477,150
  5,970   Louisiana Loc Govt Environment Southeastn
          LA Student Hsg A (MBIA Insd) (a)                       5.250   08/01/24       6,475,599
  8,065   Louisiana St Office Fac Corp LA St Cap
          Complex Pgm (MBIA Insd) (a)                            5.000   11/01/20       8,553,981
  6,000   Saint Charles Parish, LA Solid Waste Disp
          Rev LA Pwr & Lt Co Proj (AMT) (FSA Insd) (b)           7.050   04/01/22       6,020,220
                                                                                    -------------
                                                                                       26,526,950
                                                                                    -------------

          MARYLAND 2.6%
  5,000   Maryland St Econ Dev Corp MD Aviation Admin
          Fac (AMT) (FSA Insd)                                   5.375   06/01/20       5,403,550
  4,000   Maryland St Trans Auth Arpt Baltimore/WA
          Intl Arpt B (AMT) (AMBAC Insd)                         5.125   03/01/24       4,213,920
                                                                                    -------------
                                                                                        9,617,470
                                                                                    -------------

          MASSACHUSETTS 3.2%
  2,500   Massachusetts Bay Trans Auth Ser A                     5.000   07/01/32       2,604,500
  1,750   Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth                             6.000   07/01/31       1,878,713
    925   Massachusetts St Indl Fin Agy Wtr Treatment
          American Hingham (AMT)                                 6.900   12/01/29         970,251
    925   Massachusetts St Indl Fin Agy Wtr Treatment
          American Hingham (AMT)                                 6.950   12/01/35         970,871
  5,000   Massachusetts St Wtr Pollutn Abatement Tr
          Pool Pgm Bds Ser 10                                    5.000   08/01/21       5,357,400
                                                                                    -------------
                                                                                       11,781,735
                                                                                    -------------

          MICHIGAN 3.9%
  5,000   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Dev Area No. 1 Proj Ser C1 (Prerefunded
          @ 07/01/06)                                            6.250   07/01/25       5,259,200
  3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
          A (MBIA Insd) (a)                                      5.250   07/01/20       3,493,722
  2,000   Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A                                                  6.000   07/01/35       2,153,400
  3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
          Insd)                                                  5.500   11/01/15       3,420,599
                                                                                    -------------
                                                                                       14,326,921
                                                                                    -------------

          MISSISSIPPI 0.5%
  2,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev
          Sys Energy Res Inc Proj                                5.875   04/01/22       2,030,020
                                                                                    -------------

          MISSOURI 2.4%
  2,500   Missouri St Dev Fin Brd Infrastructure Fac
          Rev Crackerneck Creek Proj Ser C                       5.000   03/01/26       2,543,550
  2,195   Missouri St Hlth & Ed Fac Rev Univ MO
          Columbia Arena Proj (a)                                5.000   11/01/16       2,365,003
  4,000   Platte Cnty, MO Indl Dev Auth Trans Rev                4.500   12/01/24       4,017,760
                                                                                    -------------
                                                                                        8,926,313
                                                                                    -------------

          NEVADA 5.6%
  8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)                                            5.000   07/01/36       8,335,760

  2,500   Clark Cnty, NV Econ Dev Rev Alexander
          Dawson Sch Proj                                        5.375   05/15/33       2,611,375
  4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd)                     5.250   07/01/34       4,218,600
    290   Nevada Hsg Div Single Family Pgm Mezz B
          (AMT) (FHA/VA Gtd)                                     6.550   10/01/12         291,557
  5,000   Reno, NV Lien Rentrac Trans Proj (AMBAC
          Insd)                                                  5.250   06/01/41       5,264,350
                                                                                    -------------
                                                                                       20,721,642
                                                                                    -------------

          NEW HAMPSHIRE 0.4%
  1,470   New Hampshire Hlth & Ed Fac Auth Rev
          Southern NH Univ (ACA Insd)                            5.000   01/01/36       1,500,958
                                                                                    -------------

          NEW JERSEY 8.9%
  5,000   Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
          Consldtn Rfdg (MBIA Insd)                              5.125   10/01/20       5,414,100
  1,400   New Jersey Econ Dev Auth Rev Cigarette Tax             5.750   06/15/29       1,501,934
  4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc
          Ser A (AMT) (FGIC Insd)                                5.250   07/01/38       4,563,803
  2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr at Passaic (Escrowed to Maturity)
          (FSA Insd)                                             6.750   07/01/19       3,113,500
    870   New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr at Passaic (Escrowed to Maturity)
          (FSA Insd)                                             6.000   07/01/06         893,099
 10,000   New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)                                5.250   09/01/20      10,880,400
  6,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
          Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
          (AMT) (MBIA Insd)                                      5.450   02/01/32       6,790,163
                                                                                    -------------
                                                                                       33,156,999
                                                                                    -------------

          NEW YORK 18.2%
  7,000   Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)                                                  5.250   11/15/31       7,553,000
  5,000   Metropolitan Trans Auth NY Svc Contract Ser
          A Rfdg (AMBAC Insd)                                    5.000   07/01/30       5,221,150
  3,500   New York City Ser C                                    5.500   08/01/13       3,875,760
  7,500   New York City Ser E (FSA Insd)                         5.000   11/01/20       8,035,950
  6,000   New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (d)                  5.500/14.000   11/01/26       6,616,860
  8,240   New York City Transitional Future Tax Secd
          Ser C Rfdg (AMBAC Insd)                                5.250   08/01/18       9,040,516
  7,575   New York St Dorm Auth Rev City Univ Sys Con
          Ser A                                                  5.625   07/01/16       8,633,758
  3,845   New York St Dorm Auth Rev Secd Hosp Gen
          Hosp Rfdg                                              5.750   02/15/20       4,280,715
  2,310   New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd)                   5.375   11/01/13       2,324,391
  5,000   New York St Ser G (Prerefunded @ 02/01/06)             5.750   02/01/14       5,152,400
  5,000   New York St Urban Dev Corp Rev St Fac Rfdg             5.700   04/01/20       5,835,950
  1,000   Westchester, NY Tob Asset Securitization
          Corp                                                   5.125   06/01/38       1,013,670
                                                                                    -------------
                                                                                       67,584,120
                                                                                    -------------

          NORTH CAROLINA 0.4%
  1,300   Forsyth Cnty, NC Ctf Part (a) (c)                      5.000   02/01/26       1,371,942
                                                                                    -------------

          OHIO 4.1%
  1,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj                                                   7.500   01/01/30       1,297,499
  2,000   Cuyahoga Cnty, OH Multi-Family Rev Hsg Dale
          Bridge Apt (AMT) (GNMA Collateralized)                 6.600   10/20/30       2,043,080
  3,540   Franklin Cnty, OH Hosp Rev & Impt Doctor's
          Hosp Proj Rfdg (Escrowed to Maturity)                  5.875   12/01/23       3,560,532
  1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A                                            6.000   11/15/32       1,631,265
  5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda
          Care Sys Impt Rfdg (Connie Lee Insd) (a)               6.250   12/01/10       5,445,392
  1,280   Toledo Lucas Cnty, OH Port Auth Dev Rev
          Northwest OH Bd Fd Ser C (AMT) (a)                     6.600   11/15/15       1,361,651
                                                                                    -------------
                                                                                       15,339,419
                                                                                    -------------

          OKLAHOMA 0.5%
  1,500   Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded 07/01/10) (MBIA Insd)                     6.100   07/01/30       1,705,395
                                                                                    -------------

          OREGON 3.7%
  5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)                                                  5.250   07/01/22       5,451,400
  2,745   Oregon St Dept Admin Ser A (Prerefunded @
          11/01/05) (MBIA Insd)                                  5.250   11/01/10       2,790,567
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)            5.250   11/01/18       5,445,200
                                                                                    -------------
                                                                                       13,687,167
                                                                                    -------------

          PENNSYLVANIA 2.3%
  2,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (FSA Insd)                                             5.000   12/01/33       2,688,875
  2,535   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A          6.250   01/15/17       2,850,608
  1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A          6.250   01/15/18       1,122,410
  1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Cmnty College Ser B Rfdg (MBIA Insd) (a)           6.500   05/01/08       1,490,067
    465   Ridley Park, PA Hosp Auth Rev Taylor Hosp
          Ser A (Escrowed to Maturity)                           6.000   12/01/05         469,966
                                                                                    -------------
                                                                                        8,621,926
                                                                                    -------------

          SOUTH CAROLINA 2.2%
  1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
          (FSA Insd) (a)                                         5.000   01/01/11       1,090,526
  6,500   South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)                  5.200   11/01/27       6,988,280
                                                                                    -------------
                                                                                        8,078,806
                                                                                    -------------

          TENNESSEE 4.4%
  1,000   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
          CDFI Phase I LLC Proj Ser A Rfdg                       5.000   10/01/25         990,530
  7,050   Hallsdale Powell Util Dist Knox Cnty TN Wtr
          & Swr Rev Impt Ser B (FGIC Insd)                       5.000   04/01/34       7,380,927
 12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          Cap Apprec First Mtg Ser A Rfdg (MBIA Insd)                *   07/01/26       4,633,373
  2,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd)           7.500   07/01/25       3,135,325
                                                                                    -------------
                                                                                       16,140,155
                                                                                    -------------

          TEXAS 14.7%
  1,585   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT)                          5.750   05/01/36       1,694,714
  5,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A Impt & Rfdg (AMT) (FGIC Insd)                        5.500   11/01/31       5,310,200
  2,345   Denton Cnty, TX Perm Impt (Prerefunded
          07/15/10) (a)                                          5.500   07/15/19       2,552,955
  1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A                                         6.375   06/01/29       1,102,170
  5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
          Insd)                                                  5.125   08/15/32       5,245,200
  4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)           5.500   07/01/15       5,157,926
  3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)                                       5.625   07/01/30       3,224,760
  3,920   Lower Colorado Riv Auth TX LCRA Svcs Corp
          Proj Rfdg (FGIC Insd)                                  5.000   05/15/33       4,041,912
  5,000   Matagorda Cnty, TX Navig Dist No 1 Rev
          Houston Lt Rfdg (AMT) (AMBAC Insd) (e)                 5.125   11/01/28       5,488,600
  2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj                                    7.250   01/01/31       2,070,060
  1,645   Midlothian, TX Ind Sch Dist Sch Bldg Rfdg
          (PSF Gtd) (c)                                          5.000   02/15/27       1,734,998
  3,325   North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A                                5.125   05/15/29       3,428,042
  3,610   San Antonio, TX Elec & Gas Rev Sys Rfdg                5.375   02/01/16       3,961,145
  3,960   Stafford, TX Econ Dev Corp (FGIC Insd)                 5.500   09/01/30       4,419,360
  5,000   Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                5.000   08/15/30       5,169,650
                                                                                    -------------
                                                                                       54,601,692

          UTAH 0.8%
  4,950   Intermountain Pwr Agy UT Pwr Supply Rev Ser
          A Rfdg (Escrowed to Maturity) (FGIC Insd)                  *   07/01/17       2,853,527
                                                                                    -------------

          VIRGINIA 0.5%
  1,660   Tobacco Settlement Fin Corp VA Asset Bkd               5.625   06/01/37       1,752,545
                                                                                    -------------

          WASHINGTON 7.6%
  5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)                 5.250   06/01/19       5,469,500
  3,630   King City, WA Ser B (Prerefunded @ 12/01/07)           5.900   12/01/14       3,942,434
  1,370   King Cnty, WA Ser B (Prerefunded @ 12/01/07)           5.900   12/01/14       1,487,916
  2,245   King Cnty, WA Ser B (Prerefunded @ 12/01/07)           6.625   12/01/15       2,474,753
  4,000   Washington St Pub Pwr Supply Ser A Rfdg
          (FGIC Insd) (a)                                        7.000   07/01/08       4,418,920
 10,000   Washington St Pub Pwr Supply Ser A Rfdg
          (AMBAC Insd)                                           5.700   07/01/09      10,455,100
                                                                                    -------------
                                                                                       28,248,623
                                                                                    -------------

          WEST VIRGINIA 1.6%
  5,920   Harrison Cnty, WV Cnty Cmnty Solid Waste
          Disp Rev West PA Pwr Co Ser C (AMT) (AMBAC
          Insd)                                                  6.750   08/01/24       5,998,322
                                                                                    -------------

          WISCONSIN 0.8%
  2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
          Inc Proj (Prerefunded @ 11/15/09)                      6.250   11/15/28       2,979,201
                                                                                    -------------

          PUERTO RICO 4.4%
  7,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
          Ser Y Rfdg (FSA Insd) (b)                              6.250   07/01/21       8,798,720
  3,000   Puerto Rico Comwlth Infra Fin Auth Spl Ser B           5.000   07/01/41       3,132,810
  4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
          Hlth Fac Ser M Rfdg (MBIA Insd)                        5.600   07/01/08       4,291,680
                                                                                    -------------
                                                                                       16,223,210
                                                                                    -------------
TOTAL LONG-TERM INVESTMENTS 159.4%
   (Cost $553,989,800)                                                                591,267,546

SHORT-TERM INVESTMENTS 0.7%
   (Cost $2,700,000)                                                                    2,700,000
                                                                                    -------------
TOTAL INVESTMENTS 160.1%
   (Cost $556,689,800)                                                                593,967,546

OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%                                              2,254,046
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (60.7%)                           (225,167,370)
                                                                                    -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                       $ 371,054,222
                                                                                    =============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)  Security purchased on a when-issued or delayed delivery basis.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e)  Security converts to a fixed coupon rate at a predetermined date.

AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FHA/VA     - Federal Housing Administration/Department of Veterans Affairs
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
PSF        - Public School Fund

Futures contracts outstanding as of July 31, 2005:

                                                                UNREALIZED
                                                                APPRECIATION/
SHORT CONTRACTS:                                    CONTRACTS   DEPRECIATION
----------------                                    ---------   -------------
U.S. Treasury Notes 5-Year Futures September 2005
(Current Notional Value of $107,203 per contract)      761        $1,203,856

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Value Municipal Income Trust

By:  /s/  Ronald  E. Robison
     ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -----------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005